Offerings	May 15, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.01 per share
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.23
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.

Includes ordinary shares that may be issued upon exercise of a 45-day option granted to the underwriters in this offering to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants to purchase ordinary shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.

No fee required pursuant to Rule 457(g).

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of the Representative's Warrants
Maximum Aggregate Offering Price	$ 694,312.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 95.88
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.

We have agreed to issue to the representative of the underwriters warrants (the “Representative’s Warrants”) to purchase up to 3.5% of the ordinary shares sold in this offering at 115% of the public offering price per share.

Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.01 per share
Maximum Aggregate Offering Price	$ 34,500,000.00
Amount of Registration Fee	$ 4,764.45
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price

Includes ordinary shares that may be issued upon exercise of a 45-day option granted to the underwriters in this offering to cover over-allotments, if any.

Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants to purchase ordinary shares
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price

No fee required pursuant to Rule 457(g).

Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of the Representative's Warrants
Maximum Aggregate Offering Price	$ 1,388,625.00
Amount of Registration Fee	$ 191.77
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price

We have agreed to issue to the representative of the underwriters warrants (the “Representative’s Warrants”) to purchase up to 3.5% of the ordinary shares sold in this offering at 115% of the public offering price per share.